!)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 91.2%
	U.S. TREASURY BILLS — 91.2%
27,000,000	United States Treasury Bill(a) (f)			5.2753	01/04/24	$ 26,992,161
25,000,000	United States Treasury Bill(a) (f)			5.2769	01/11/24	24,967,364
26,000,000	United States Treasury Bill(a) (f)			5.2548	01/18/24	25,939,028
26,000,000	United States Treasury Bill(a) (f)			5.2841	01/25/24	25,912,497
25,000,000	United States Treasury Bill(a) (f)			5.2585	02/08/24	24,864,735
30,000,000	United States Treasury Bill(a) (f)			5.2700	02/15/24	29,808,013
26,000,000	United States Treasury Bill(a) (f)			5.2805	02/22/24	25,806,906
25,000,000	United States Treasury Bill(a) (f)			5.2810	02/29/24	24,788,169
27,000,000	United States Treasury Bill(a) (f)			5.2594	03/07/24	26,746,439
37,000,000	United States Treasury Bill(a) (f)			5.2735	03/14/24	36,616,421
23,000,000	United States Treasury Bill (a) (f)			5.2789	03/21/24	22,738,213
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $295,128,995)					295,179,946

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
12,117,152	Dreyfus Government Cash Management, Class I, 5.26%(b) (f)					12,117,152
345,482	First American Government Obligations Fund Class X, 5.28%(b)					345,482
	TOTAL MONEY MARKET FUNDS (Cost $12,462,634)					12,462,634

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0% (d)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
3,361	S&P 500 INDEX	IB	01/05/2024	$ 4,090	$ 1,603,139,863	$ 50,415
3,361	S&P 500 INDEX	IB	01/05/2024	4,100	1,603,139,863	50,415
	TOTAL PUT OPTIONS PURCHASED (Cost - $200,260)					100,830

	TOTAL INDEX OPTIONS PURCHASED (Cost - $200,260)					100,830

	TOTAL INVESTMENTS - 95.0% (Cost $307,791,889)					$ 307,743,410
	PUT OPTIONS WRITTEN – (0.0)% (e) (Proceeds - $256,836)					(134,440)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%					16,144,441
	NET ASSETS - 100.0%					$ 323,753,411

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.0)% (e)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.0)%(e)
3,361	S&P 500 INDEX	IB	01/05/2024	$ 4,190	$ 1,603,139,863	$ 67,220
3,361	S&P 500 INDEX	IB	01/05/2024	4,200	1,603,139,863	67,220
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $256,836)					134,440

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $256,836)					$ 134,440

IB	Interactive Brokers
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%.
(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $283,294,510.